Receivable for issuance of ordinary shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)
Receivable For The Issuance Of Ordinary Shares [Line Items]
Proceeds from contributed capital			¥ 262,900	¥ 0
Interest income on subscription receivable from shareholders			14,200	15,400
Receivable for the issuance of ordinary shares			¥ 164,700	¥ 413,377	$ 25,988
Series C+ Preferred Shares [Member]
Receivable For The Issuance Of Ordinary Shares [Line Items]
Receivables for the issuance of temporary equity	¥ 303,000
Series D-1 Preferred Shares and Series D-2 Preferred Shares [Member]
Receivable For The Issuance Of Ordinary Shares [Line Items]
Receivables for the issuance of temporary equity		¥ 95,000